UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SHORT-TERM FUND  -  3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2005



[LOGO OF USAA]
    USAA(R)

                                 USAA SHORT-TERM Fund

                        [GRAPHIC OF USAA SHORT-TERM FUND]

                    3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2005                             USAA National Tax-Exempt Funds

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: La Salle National Bank, N.A., Morgan Stanley, Wachovia Bank, N.A., or Wells Fargo Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following:
                      Connecticut General Life Insurance, Continental Casualty Co., Fannie Mae, Montana Board of Investments, or Texas Permanent School Fund.

              (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

               BAN    Bond Anticipation Note

               COP    Certificate of Participation

               CP     Commercial Paper

               ETM    Escrowed to final maturity

               GO     General Obligation

               IDA    Industrial Development Authority/Agency

               IDB    Industrial Development Board

               IDRB   Industrial Development Revenue Bond

               ISD    Independent School District

               MFH    Multifamily Housing

               MLO    Municipal Lease Obligation

               PCRB   Pollution Control Revenue Bond

               PRE    Prerefunded to a date prior to maturity

               RB     Revenue Bond

               SAVRS  Select Auction Variable Rate Securities

               TAN    Tax Anticipation Note

2

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (40.7%)

             ALABAMA (0.3%)
  $ 2,000    Mobile IDB PCRB, Series A                                                 4.65%      12/01/2011    $    2,030
    1,000    Prattville Industrial Development PCRB, Series 1998                       4.90        9/01/2008         1,026

             ALASKA (0.5%)
    6,500    North Slope Borough GO, Series 1998A (INS)                                4.60(a)     6/30/2008         5,950

             ARIZONA (0.5%)
             Arizona Health Facilities Auth. RB,
    1,495       Series 2004A                                                           4.00        4/01/2010         1,505
    1,350       Series 2004A                                                           4.00        4/01/2012         1,349
    3,405    Prescott Health Care Facility IDA RB, Series 2001                         4.50       10/17/2006         3,424

             COLORADO (0.7%)
      870    Beacon Point Metropolitan District RB,
                Series 2005B (LOC - Compass Bank)                                      4.38       12/01/2015           870
             Denver Health and Hospital Auth. RB,
    1,180       Series 1998A                                                           5.13       12/01/2006         1,194
    1,250       Series 1998A                                                           5.25       12/01/2007         1,281
    1,250       Series 1998A                                                           5.25       12/01/2008         1,292
      150       Series 2001A                                                           5.25       12/01/2006           152
      370       Series 2001A                                                           5.25       12/01/2007           379
    2,570    High Plains Metropolitan District RB,
                Series 2005B (LOC - Compass Bank)                                      4.38       12/01/2015         2,570

             CONNECTICUT (0.2%)
             Mashantucket (Western) Pequot Tribe RB,
    1,235       Series 1996A (ETM)(c)                                                  6.50        9/01/2006         1,261
    1,265       Series 1996A(c)                                                        6.50        9/01/2006         1,288

             HAWAII (0.4%)
    4,720    Honolulu GO, Series 1999C (INS)                                           5.00        7/01/2008         4,910

             IDAHO (0.2%)
             Health Facilities Auth. RB,
      860       Series 1998 (ETM)                                                      5.38        5/01/2006           864
      950       Series 1998 (ETM)                                                      5.38        5/01/2007           968
    1,005       Series 1998 (ETM)                                                      5.38        5/01/2008         1,035

             ILLINOIS (3.0%)
   20,000    Chicago Board of Education GO, Series 1999A (INS)                         4.50(a)    12/01/2009        17,332
    2,515    Chicago Special Assessment Improvement Bonds, Series 2002                 6.13       12/01/2012         2,703
             Health Facilities Auth. RB,
      920       Series 2001 (Decatur Memorial Hospital)                                4.38       10/01/2006           926
      990       Series 2001 (Decatur Memorial Hospital)                                4.50       10/01/2007         1,004
      945       Series 2001A (Edward Hospital) (INS)                                   4.10        2/15/2006           946
    1,925       Series 2001A (Edward Hospital) (INS)                                   4.20        2/15/2007         1,944
    2,000       Series 2001A (Edward Hospital) (INS)                                   4.25        2/15/2008         2,034
    1,195       Series 2001A (Edward Hospital) (INS)                                   5.00        2/15/2009         1,248
    7,386    Pingree Grove, Special Tax Bonds, Series 05-1                             5.25        3/01/2015         7,463

             INDIANA (0.6%)
    3,000    Health Facility Financing Auth. RB, Series 1999A (INS)                    5.00       11/01/2009         3,160
    3,750    Port Commission RB                                                        4.10        5/01/2012         3,776

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             IOWA (0.1%)
  $ 1,000    Lansing PCRB, Series 1998                                                 3.60%      11/01/2008    $      976

             KANSAS (0.2%)
    2,000    La Cygne Environmental Improvement RB, Series 2005 (INS)                  4.05        3/01/2015         1,979

             LOUISIANA (1.9%)
    3,600    Calcasieu Parish IDB RB, Series 2001                                      4.80       12/01/2006         3,626
             Jefferson Parish School Board RB,
    3,170       Series 1998 (INS)                                                      4.80(a)     9/01/2007         2,973
    2,090       Series 1998 (INS)                                                      4.90(a)     3/01/2008         1,921
             Plaquemines Port, Harbor, and Terminal District RB,
    5,250       Series 1985B                                                           5.00        9/01/2007         5,275
    8,000       Series 1985C                                                           5.00        9/01/2007         8,039

             MARYLAND (0.6%)
    6,830    Health and Higher Education Facilities Auth. RB (MLO), Series 2003C
                (acquired 3/05/2003; cost $6,830)(b)                                   5.00        2/01/2013         7,210

             MASSACHUSETTS (2.3%)
             Commonwealth GO,
   12,575       Series 2000B (ETM)                                                     5.50        6/01/2008        13,191
    1,425       Series 2000B (ETM)                                                     5.50        6/01/2008         1,495
             Health and Educational Facilities Auth. RB,
    3,445       Series 1998B (INS)                                                     5.00        7/01/2006         3,470
    3,645       Series 1998B (INS)                                                     5.25        7/01/2007         3,732
    1,640       Series 1998B (INS)                                                     5.25        7/01/2008         1,700
             Port Auth. RB,
    1,540       Series 2003A (INS)                                                     5.00        7/01/2010         1,640
    1,230       Series 2003A (INS)                                                     5.00        7/01/2012         1,327

             MICHIGAN (0.7%)
             Hospital Finance Auth. RB, Genesys Health System Medical Center,
    2,500       Series 1998A (ETM)                                                     5.50       10/01/2006         2,541
    1,500       Series 1998A (ETM)                                                     5.50       10/01/2007         1,556
    1,000       Series 1998A (ETM)                                                     5.50       10/01/2008         1,057
    3,400    Wayne County COP (INS)                                                    5.63        5/01/2011         3,591

             MINNESOTA (0.3%)
             St. Paul Housing and Redevelopment Auth. Hospital RB,
    1,560       Series 1997A                                                           5.30       11/01/2006         1,575
    1,645       Series 1997A                                                           5.35       11/01/2007         1,676

             MISSISSIPPI (1.1%)
             Jones County Hospital RB,
    1,050       Series 1997                                                            5.00       12/01/2006         1,053
    1,105       Series 1997                                                            5.10       12/01/2007         1,112
    1,155       Series 1997                                                            5.20       12/01/2008         1,162
    9,790    Lafayette County Hospital RB, Series 1997 (ETM)                           5.50        3/01/2009        10,120

             MISSOURI (0.8%)
    9,000    Kansas City IDA PCRB, Series 2002                                         4.50        4/01/2006         8,899

4

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             NEBRASKA (0.4%)
             Investment Finance Auth. Hospital RB,
  $   440       Series 1997 (INS)                                                      5.00%      11/15/2006    $      445
      410       Series 1997 (INS)                                                      5.00       11/15/2007           421
      505       Series 1997 (INS)                                                      5.05       11/15/2008           523
    2,570    O'Neil IDRB, Series 2001                                                  4.80        5/01/2009         2,665

             NEW JERSEY (1.3%)
    3,500    Bayonne BAN                                                               5.00       10/27/2006         3,519
             Bayonne TAN,
    3,500       Series 2006A                                                           5.00       10/13/2006         3,518
    5,500       Series 2006B                                                           5.00       12/11/2006         5,535
    2,500    Economic Development Auth. RB, Series 2004                                5.00        6/15/2008         2,569

             NEW MEXICO (1.1%)
             Jicarilla Apache Nation RB,
      700       Series 2003A(c)                                                        4.00        9/01/2008           706
    1,500       Series 2003A(c)                                                        5.00        9/01/2011         1,575
    1,850       Series 2003A(c)                                                        5.00        9/01/2013         1,948
             Sandoval County Incentive Payment RB,
    7,500       Series 2004 (ETM)                                                      4.25       12/01/2006         7,569
    1,335       Series 2005                                                            4.00        6/01/2015         1,323

             NEW YORK (9.9%)
    3,255    Albany IDA RB, Series 2002A                                               5.25        7/01/2008         3,348
    7,000    Convention Center Operating Corp. COP                                     5.25        6/01/2008         7,184
    1,740    Dormitory Auth. RB, Community Enhancement Facilities, Series 1999B        4.00        4/01/2006         1,743
    5,000    Dormitory Auth. RB, Good Samaritan Hospital, Series 1998A (ETM)(INS)      5.50        7/01/2009         5,350
   20,360    Long Island Power Auth. RB, Series 2000A (ETM)(INS)                       5.15(a)     6/01/2006        20,092
    3,500    Municipal Bond Bank Agency RB, Series 2003C                               5.25       12/01/2009         3,724
   10,000    Nassau County Interim Finance Auth. Refunding Bonds, Series 2003B (INS)   4.00       11/15/2008        10,185
             New York City GO,
       40       Series 1998F (ETM)                                                     5.50        8/01/2006            41
    4,860       Series 1998F                                                           5.50        8/01/2006         4,925
    6,420       Series 1998F                                                           5.50        8/01/2007         6,637
    1,085       Series 1999H (ETM)                                                     5.00        3/15/2008         1,125
    1,915       Series 1999H                                                           5.00        3/15/2008         1,981
    3,750       Series 2001A (ETM)                                                     5.00        5/15/2007         3,838
    3,940       Series 2001A (ETM)                                                     5.00        5/15/2008         4,095
             New York City Transitional Finance Auth. RB,
    2,150       Series 1999A (ETM)                                                     5.00        8/15/2008         2,244
    7,850       Series 1999A (economically defeased)                                   5.00        8/15/2008         8,194
    2,000    Thruway Auth. Highway and Bridge Service Contract Bonds, Series 2003A     5.00        3/15/2010         2,120
             Thruway Auth. Highway and Bridge Trust Fund Bonds,
   10,000       Series 1999B (ETM)(INS)                                                5.00        4/01/2008        10,378
    7,650       Series 2000B (ETM)(INS)                                                5.50        4/01/2008         8,021
    9,500    Tobacco Settlement Financing Corp. RB, Series 2003A-1                     5.00        6/01/2010        10,025
    1,655    Ulster County IDA RB, Series 1999
                (LOC - Manufacturers & Traders Trust Co.)                              5.20       11/15/2009         1,723

             OHIO (0.2%)
             Franklin County Health Care Facilities RB,
    1,000       Series 1997                                                            5.10        7/01/2006         1,006
      475       Series 1997                                                            5.15        7/01/2007           483
      600       Series 1997                                                            5.25        7/01/2008           617

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             OKLAHOMA (0.6%)
  $   510    Holdenville Industrial Auth. RB, Series 1995 (ETM)                        6.35%       7/01/2006    $      518
    6,000    State GO, Series 2003A (INS)                                              5.00        7/15/2010         6,399

             PENNSYLVANIA (0.3%)
    3,990    Hampden IDA RB, Series 1999                                               4.70        1/01/2007         4,042

             PUERTO RICO (2.0%)
   24,000    Government Development Bank CP                                            3.55        1/24/2006        23,998

             SOUTH DAKOTA (0.2%)
    1,895    Sioux Falls Health Care Facilities RB, Series 2001                        4.50       10/01/2006         1,908

             TENNESSEE (0.1%)
    1,415    Springfield Hospital RB, Series 1998                                      4.90        8/01/2008         1,427

             TEXAS (8.9%)
    1,675    Affordable Housing Corp. RB, Series 2002A (INS)                           4.05        9/01/2007         1,676
    3,235    Austin Higher Education Auth. RB, Series 1998                             4.80        8/01/2009         3,315
             Bexar County Limited Tax GO,
    1,800       Series 1999                                                            4.35(a)     6/15/2006         1,773
    3,355       Series 1999                                                            4.45(a)     6/15/2007         3,189
             Duncanville ISD GO,
    2,095       Series 2001A (NBGA)                                                    4.31(a)     2/15/2007         2,017
    2,095       Series 2001A (NBGA)                                                    4.42(a)     2/15/2008         1,944
   13,100    Gulf Coast Waste Disposal Auth. RB, Series 2001                           4.20       11/01/2006        13,147
      750    Harlandale ISD School Refunding Bonds, Series 2000 (NBGA)                 5.10(a)     8/15/2008           683
             Harrison County Health Facilities Development Corp. RB,
    1,010       Series 1998 (INS)                                                      4.80        1/01/2006         1,010
    1,055       Series 1998 (INS)                                                      4.80        1/01/2007         1,067
    1,110       Series 1998 (INS)                                                      4.90        1/01/2008         1,134
             Hidalgo County Health Services Corp. RB,
    1,090       Series 2005                                                            4.00        8/15/2008         1,087
      190       Series 2005                                                            5.00        8/15/2010           196
    3,000    Houston ISD GO, Series 1999A (NBGA)                                       4.55(a)     2/15/2009         2,679
             Houston ISD Public Facility Corp. RB (MLO),
    3,885       Series 1998A (INS)                                                     4.85(a)     9/15/2007         3,662
    3,885       Series 1998A (INS)                                                     4.90(a)     9/15/2008         3,526
    4,805       Series 1998B (INS)                                                     4.85(a)     9/15/2007         4,527
    5,260       Series 1998B (INS)                                                     4.90(a)     9/15/2008         4,773
    2,980    Lewisville RB, Series 1998 (INS)                                          5.00        9/01/2010         3,121
    8,150    Plano ISD GO, Series 2001 (NBGA)                                          4.42(a)     2/15/2008         7,562
   20,000    Public Finance Auth. RB, Series 2003A (INS)                               5.00       12/15/2008        20,932
   15,000    Turnpike Auth. RB, Series 2002                                            5.00        6/01/2008        15,573
             Wylie ISD GO,
    1,580       Series 2001 (ETM)(NBGA)                                                4.29(a)     8/15/2007         1,496
      800       Series 2001 (NBGA)                                                     4.29(a)     8/15/2007           757
      710       Series 2001 (ETM)(NBGA)                                                4.40(a)     8/15/2008           648
      675       Series 2001 (NBGA)                                                     4.40(a)     8/15/2008           615
    1,225       Series 2001 (ETM)(NBGA)                                                4.50(a)     8/15/2009         1,076
    2,155       Series 2001 (NBGA)                                                     4.50(a)     8/15/2009         1,890

             U.S. VIRGIN ISLANDS (0.2%)
    2,770    Public Finance Auth. RB, Series 2003A                                     4.00       10/01/2007         2,790

6

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             VIRGINIA (0.6%)
  $ 3,000    Chesterfield County IDA PCRB, Series 1987C                                4.95%      12/01/2007    $    3,018
             Newport News IDA IDRB,
    1,650       Series 2000                                                            5.50        9/01/2006         1,675
    2,000       Series 2000                                                            5.50        9/01/2008         2,111

             WISCONSIN (0.5%)
    6,885    Kenosha GO, Series 1998B (ETM)(INS)                                       4.50(a)    10/15/2008         6,245
                                                                                                                ----------
             Total fixed-rate instruments (cost: $473,989)                                                         479,381
                                                                                                                ----------

             PUT BONDS (26.8%)

             ARIZONA (1.5%)
             Maricopa County PCRB,
   10,000       Series 2000B                                                           2.90        6/01/2035         9,618
    8,000       Series 2003A                                                           4.00        1/01/2038         7,937

             CALIFORNIA (3.4%)
    6,190    Fresno MFH RB, Series 1997A                                               4.88        1/01/2028         6,317
             Health Facilities Financing Auth. RB,
      245       Series H (PRE)                                                         4.45        7/01/2026           255
    2,755       Series H                                                               4.45        7/01/2026         2,831
             Pollution Control Financing Auth. RB,
   11,000       Series 1985A                                                           2.00        3/01/2008        10,968
    8,000       Series 1986D                                                           2.00        2/28/2008         7,970
             Statewide Communities Development Auth. RB,
    5,000       Series 1999F                                                           5.30        6/01/2029         5,155
    7,000       Series 2002D                                                           4.35       11/01/2036         7,061

             COLORADO (1.1%)
    3,000    Health Facilities Auth. RB, Series 2004B                                  3.75        6/01/2034         2,972
   10,000    Regional Transportation District COP (MLO), Series 2002A (INS)            2.30       12/01/2022         9,811

             FLORIDA (3.2%)
             Highlands County Health Facilities Auth. RB,
    5,000       Series 2002                                                            3.95       11/15/2032         4,967
    7,500       Series 2005I                                                           5.00       11/15/2029         7,790
   19,390    Hillsborough County IDA PCRB                                              4.00        5/15/2018        19,570
    3,000    Miami-Dade County School Board COP, Series 2003A (INS)                    5.00        8/01/2027         3,109
    2,500    Univ. Athletic Association, Inc. RB, Series 2001 (LOC - SunTrust Bank)    2.80       10/01/2031         2,440

             GEORGIA (0.9%)
   10,000    Municipal Electric Auth. Subordinated Bonds, Series 2003B (INS)           5.00        1/01/2026        10,423

             ILLINOIS (1.1%)
             Educational Facilities Auth. RB,
    1,250       Series 1998A                                                           4.13        3/01/2030         1,242
   12,000       Series 2000A                                                           3.65        3/01/2034        11,939

             INDIANA (2.0%)
   10,000    Development Finance Auth. PCRB, Series 1998A                              4.75        3/01/2025        10,016
             Rockport PCRB,
    7,500       Series 2002A                                                           4.90        6/01/2025         7,645
    6,000       Series 2003C                                                           2.63        4/01/2025         5,928

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             IOWA (0.7%)
  $ 8,500    Chillicothe PCRB, Series 1998                                             3.60%      11/01/2023    $    8,404

             LOUISIANA (0.4%)
    5,000    Offshore Terminal Auth. RB, Series 2001                                   3.65       10/01/2021         4,952

             MASSACHUSETTS (0.8%)
    9,750    Health and Educational Facilities Auth. RB,
                Series A (LOC - KBC Bank, N.V.)                                        4.50       10/01/2026         9,765

             MICHIGAN (1.1%)
    5,000    Hospital Finance Auth. RB, Series 1999A                                   5.30       11/15/2033         5,076
    6,980    State COP (MLO), Series 2004A (INS)                                       5.00        9/01/2031         7,370

             MONTANA (0.6%)
    6,810    State Board of Investments RB, Series 1994 (NBGA)                         2.60        3/01/2009         6,799

             NEW MEXICO (2.0%)
             Farmington PCRB,
    5,500       Series 2002A (INS)                                                     4.00        6/01/2032         5,515
   18,000       Series 2003B                                                           2.10        4/01/2033        17,901

             NEW YORK (1.5%)
    9,260    Brookhaven IDA RB, Series 2001                                            4.38       11/01/2031         9,319
    8,000    Urban Development Corp. RB, Series 2003A                                  5.25        1/01/2021         8,365

             OHIO (1.1%)
    5,000    Air Quality Development Auth. PCRB, Series 2002A                          3.50        1/01/2029         5,000
    2,015    Allen County Economic Development RB,
                Series 1998 (LOC - National City Bank)                                 3.00        4/15/2018         1,988
    6,000    Water Development Auth. PCRB, Series 1999                                 3.35        6/01/2033         5,994

             RHODE ISLAND (0.2%)
    2,345    Health and Educational Building Corp. RB, Series 2003B
                (LOC - Citizens Bank of Rhode Island)                                  2.55        9/15/2033         2,301

             SOUTH DAKOTA (0.6%)
    7,085    Rapid City Health Facility RB, Series 2001                                4.50       11/01/2021         7,126

             TEXAS (2.7%)
   15,000    Brazos River Harbor Navigation RB, Series 2002B-2                         4.75        5/15/2033        15,290
    3,000    Lewisville RB, Series 2001 (PRE)(LOC - Wells Fargo Bank, N.A.)            4.13        5/01/2031         3,021
             Red River Education Finance Corp. RB,
   12,000       Series 2001                                                            2.75        3/01/2031        11,580
    2,500       Series 2004 (LOC - Allied Irish Banks plc)                             2.10       12/01/2034         2,409

             VIRGINIA (0.3%)
    3,750    Peninsula Ports Auth. Coal Terminal RB, Series 2003                       3.30       10/01/2033         3,708

             WISCONSIN (0.3%)
    3,000    Health and Educational Facilities Auth. RB,
                Series 2004 (LOC - Citibank, N.A.)                                     5.00        1/01/2034         3,149

             WYOMING (1.3%)
   15,000    Lincoln County PCRB, Series 1991                                          3.40        1/01/2016        14,703
                                                                                                                ----------
             Total put bonds (cost: $317,364)                                                                      315,699
                                                                                                                ----------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             PERIODIC AUCTION RESET BONDS (2.9%)

             CALIFORNIA (1.0%)
             Statewide Communities Development Auth. COP, SAVRS,
  $ 9,600       Series 1998 (INS)                                                      4.30%      12/01/2028    $    9,600
    1,900       Series TJT5 (INS)                                                      4.35        5/15/2029         1,900
      400       Series TMG9 (INS)                                                      4.35        5/15/2029           400

             FLORIDA (1.6%)
   11,000    Brevard County Health Facilities Auth. RB, SAVRS, Series 1998 (INS)       4.44       12/01/2028        11,000
    8,350    Volusia County IDA RB, SAVRS, Series 1998 (INS)                           4.30       12/01/2028         8,350

             KENTUCKY (0.3%)
    3,400    Economic Development Finance Auth. RB, SAVRS, Series 1998 (INS)           4.40       12/01/2028         3,400
                                                                                                                ----------
             Total periodic auction reset bonds (cost: $34,650)                                                     34,650
                                                                                                                ----------

             VARIABLE-RATE DEMAND NOTES (29.0%)

             ALABAMA (2.3%)
   27,300    McIntosh IDRB, Series 1998D                                               4.00        7/01/2028        27,300

             ARKANSAS (0.4%)
    5,175    Texarkana IDRB, Series 1991                                               6.41        3/01/2021         5,175

             CALIFORNIA (0.0%)(d)
      500    State GO, Series 2003C-3 (LOC - Landesbank Hessen-Thuringen; Bank of
                Nova Scotia; Bank of America, N.A.)                                    3.51        5/01/2033           500

             COLORADO (0.8%)
    1,910    Colorado Springs RB, Series 2003 (LOC - Wells Fargo Bank, N.A.)           3.53        3/15/2023         1,910
    3,700    Crystal Valley Metropolitan District No. 1 RB,
                Series 2004 (LOC - Wells Fargo Bank, N.A.)                             3.53       10/01/2034         3,700
    2,000    Educational and Cultural Facilities Auth. RB,
                Series 2004 (LOC - Wells Fargo Bank, N.A.)                             3.53        7/01/2034         2,000
    1,445    Health Facilities Auth. RB, Series 2003 (LOC - Wells Fargo Bank, N.A.)    3.53       12/01/2020         1,445

             DELAWARE (1.4%)
    6,600    Economic Development Auth. IDA RB, Series 1984                            3.67       12/01/2014         6,600
   10,100    Economic Development Auth. RB, Series 1999A                               3.60        7/01/2024        10,100

             GEORGIA (0.3%)
    4,000    La Grange Development Auth. RB, Series 1989                               3.91       10/01/2012         4,000

             IDAHO (1.7%)
   19,885    American Falls Reservoir District RB, Series 2000                         3.89        2/01/2025        19,885

             ILLINOIS (0.7%)
      175    Educational Facilities Auth. RB,
                Series 2001 (LOC - Harris Trust & Savings Bank)                        3.80       10/01/2031           175
    7,455    St. Clair County Industrial Building RB, Series 1994 (NBGA)               3.51        8/20/2032         7,455
      215    West Frankfort Commercial Redevelopment RB                                5.43        4/01/2007           215

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             INDIANA (0.4%)
  $ 1,895    Huntington Economic Development RB,
                Series 1998 (LOC - Wells Fargo Bank, N.A.)                             3.63%      12/01/2025    $    1,895
    2,400    St. Joseph County Economic Development RB,
                Series 2002 (LOC - Wells Fargo Bank, N.A.)                             3.63        6/01/2022         2,400

             IOWA (0.9%)
             Finance Auth. RB,
    1,885       Series 1999 (LOC - Wells Fargo Bank, N.A.)                             3.63        2/01/2019         1,885
    4,570       Series 1999 (LOC - Wells Fargo Bank, N.A.)                             3.53        3/01/2019         4,570
    4,615    Storm Lake Higher Education Facilities RB, Series 2000 (LIQ)              3.68       11/01/2015         4,615

             LOUISIANA (4.6%)
             Public Facilities Auth. Equipment and Capital
                Facilities Pooled Loan Program RB,
    3,850       Series 2001 (LOC - Hibernia National Bank)                             4.01        7/01/2023         3,850
    3,965       Series 2001A (LOC - Hibernia National Bank)                            4.01        7/01/2022         3,965
   28,620       Series 2003A (LOC - Hibernia National Bank)                            4.01        7/01/2028        28,620
   12,600    Public Facilities Auth. MFH RB, Series 1991 (NBGA)                        4.00        7/01/2007        12,600
    5,500    West Baton Rouge Parish Industrial District No. 3 RB, Series 1994B        3.89       12/01/2016         5,500

             MICHIGAN (1.8%)
    7,300    Job Development Auth. PCRB,
                Series 1985 (LOC - Sumitomo Mitsui Banking Corp.)                      6.05       10/01/2008         7,300
   14,200    Strategic Fund PCRB, Series 1985                                          8.00       12/01/2008        14,200

             MISSOURI (2.5%)
    5,003    Branson Creek Community Improvement District Special Assessment Bonds,
                Series 2002 (LOC - Regions Bank)                                       3.78        3/01/2022         5,003
    9,350    Health and Educational Facilities Auth. RB,
                Series 2004A (LOC - Bank of America, N.A.)                             3.80        7/01/2029         9,350
             St. Charles County IDA RB,
    6,100       Series 1993 (NBGA)                                                     3.51        2/01/2029         6,100
    1,200       Series 1994 (NBGA)                                                     3.51        7/15/2032         1,200
    5,570       Series 1995 (NBGA)                                                     3.51        9/01/2029         5,570
    2,600    St. Louis Port Auth. IDRB,
                Series 1989 (LOC - Banco Nazionale del Lavoro S.p.A.)                  3.87        6/01/2006         2,600

             NEW HAMPSHIRE (0.4%)
    4,620    Business Finance Auth. RB, Series 2005A (LOC - Banknorth, N.A.)           3.54        5/01/2035         4,620

             NEW YORK (1.3%)
   14,700    New York City IDA, Fiscal 2004A, Floater Certificates,
                Series 2004-921 (LIQ)(c)                                               3.71        5/01/2029        14,700

             OHIO (1.5%)
    9,700    Air Quality Development Auth. RB, Series 1995B                            3.76        9/01/2030         9,700
    7,825    Marion County RB, Series 2002 (LOC - Sky Bank)                            4.01        9/01/2024         7,825

             PENNSYLVANIA (1.1%)
    9,100    Berks County IDA RB, Series 1982 (NBGA)                                   4.10        7/01/2016         9,100
    3,230    Montgomery County IDA RB, Series 2002 (LIQ) (INS)                         3.80       11/15/2029         3,230

             TEXAS (1.4%)
   10,400    Alamo Heights Higher Education Facility RB,
                Series 1999A (LOC - JPMorgan Chase Bank, N.A.)                         3.65        4/01/2019        10,400
    5,800    Austin Higher Education Auth. RB,
                Series 2000 (LOC - Wachovia Bank, N.A.)                                3.80        4/01/2025         5,800

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             VERMONT (0.2%)
  $ 2,185    Educational and Health Buildings Financing Agency RB,
                Series 2004B (LOC - SunTrust Bank) (INS)                               3.66%       1/01/2019    $    2,185

             VIRGINIA (0.4%)
    2,485    Loudoun County IDA RB, Series 2003A                                       3.77        2/15/2038         2,485
    2,300    Roanoke IDA Hospital RB, Series 2005 C-1 (LIQ)(INS)                       3.70        7/01/2027         2,300

             WEST VIRGINIA (0.3%)
    3,100    Monongalia County Commercial Development RB,
                Series 2004 (LOC - U.S. Bank, N.A.)                                    3.61       12/01/2012         3,100

             WISCONSIN (1.4%)
    9,400    Milwaukee Redevelopment Auth. RB,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.48        9/01/2025         9,400
    6,800    Sheboygan PCRB, Series 1984                                               3.80        8/01/2014         6,800

             WYOMING (3.2%)
   22,485    Converse County PCRB, Series 1992                                         3.92       12/01/2020        22,485
             Sweetwater County PCRB,
    9,335      Series 1992A                                                            3.92       12/01/2020         9,335
    6,305      Series 1992B                                                            3.92       12/01/2020         6,305
                                                                                                                ----------
             Total variable-rate demand notes (cost: $341,453)                                                     341,453
                                                                                                                ----------

             TOTAL INVESTMENTS (COST: $1,167,456)                                                               $1,171,183
                                                                                                                ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2005, were $8,405,000 and $4,678,000, respectively, resulting in net unrealized appreciation of $3,727,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,178,353,000 at December 31, 2005, and, in total, may not equal 100%.

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

        (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of these securities at December 31, 2005, was $7,210,000, which represented 0.6% of the Fund's net assets.

        (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (d) Represents less than 0.1% of net assets.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48458-0206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.